Share Capital and Reserves - Schedule of Black-Scholes Model to Value the Modification of Warrants Issued (Details)	Jun. 30, 2026	Jun. 30, 2025
Common Share Warrants [Member] | Risk Free Interest Rate [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants		3.68
Common Share Warrants [Member] | Volatility [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants		142
Common Share Warrants [Member] | Expected life (years) [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants		1.5
Common Share Warrants [Member] | Dividend yield [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants		0
Warrant Modification [Member] | Risk Free Interest Rate [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants		3.68
Warrant Modification [Member] | Volatility [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants	156	133
Warrant Modification [Member] | Expected life (years) [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants		3.83
Warrant Modification [Member] | Dividend yield [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants	0	0
Maximum [Member] | Common Share Warrants [Member] | Exercise Price [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants		3.2
Maximum [Member] | Warrant Modification [Member] | Exercise Price [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants	82.5	16.6
Maximum [Member] | Warrant Modification [Member] | Risk Free Interest Rate [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants	4.14
Maximum [Member] | Warrant Modification [Member] | Expected life (years) [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants	3.01
Minimum [Member] | Common Share Warrants [Member] | Exercise Price [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants		2.44
Minimum [Member] | Warrant Modification [Member] | Exercise Price [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants	2.44	2.44
Minimum [Member] | Warrant Modification [Member] | Risk Free Interest Rate [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants	3.71
Minimum [Member] | Warrant Modification [Member] | Expected life (years) [Member]
Schedule of Black-Scholes Model to Value the Modification of Warrants Issued [Line Items]
Fair value of warrants	0.67